Document and Entity Information	Apr. 29, 2020
Cover [Abstract]
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0001792580
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Ovintiv Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39191
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false